Long-Term Debt - Credit Agreement (Details) - Term Loan Facility - Subsequent Event	Jan. 29, 2019 USD ($)
Debt Instrument [Line Items]
Borrowing capacity	$ 105,000,000
Credit Agreement
Debt Instrument [Line Items]
Borrowing capacity	$ 105,000,000